Real Estate and Accumulated Depreciation - Overall Summary and Encumbrances Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Number of Properties Encumbered	37
Changes in total real estate
Balance, beginning of year	$ 20,407,946,000	$ 19,702,371,000	$ 18,465,144,000
Acquisitions and development	1,250,633,000	1,721,895,000	1,789,948,000
Improvements	161,460,000	151,476,000	141,199,000
Dispositions and other	(811,610,000)	(1,167,796,000)	(693,920,000)
Balance, end of year	21,008,429,000	20,407,946,000	19,702,371,000
Changes in accumulated depreciation
Balance, beginning of year	4,539,583,000	4,337,357,000	3,877,564,000
Depreciation	684,992,000	663,616,000	673,403,000
Dispositions and other	(312,354,000)	(461,390,000)	(213,610,000)
Balance, end of year	4,912,221,000	4,539,583,000	4,337,357,000
EQR-Fanwell 2007 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	212,895,707
Number of Properties Encumbered	6
EQR-Wellfan 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	550,000,000
Number of Properties Encumbered	15
EQR-SOMBRA 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	543,000,000
Number of Properties Encumbered	16
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,592,472,994
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	269
Units	73,732
Investment in Real Estate, Gross	14,676,449,487
Accumulated Depreciation	(3,266,454,538)
Investment in Real Estate, Net	11,409,994,949
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	113
Units	33,124
Investment in Real Estate, Gross	5,716,925,544
Accumulated Depreciation	(1,486,115,893)
Investment in Real Estate, Net	4,230,809,651
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,392,135,994
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	1,305,895,707
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	382
Units	106,856
Investment in Real Estate, Gross	20,393,375,031
Accumulated Depreciation	(4,752,570,431)
Investment in Real Estate, Net	15,640,804,600
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,698,031,701
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	9
Units	1,639
Investment in Real Estate, Gross	375,326,934
Accumulated Depreciation	(72,825,847)
Investment in Real Estate, Net	302,501,087
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	10
Units	1,836
Investment in Real Estate, Gross	239,727,289
Accumulated Depreciation	(86,824,773)
Investment in Real Estate, Net	152,902,516
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	200,337,000
Partially Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	19
Units	3,475
Investment in Real Estate, Gross	615,054,223
Accumulated Depreciation	(159,650,620)
Investment in Real Estate, Net	455,403,603
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	200,337,000
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	278
Units	75,371
Investment in Real Estate, Gross	15,051,776,421
Accumulated Depreciation	(3,339,280,385)
Investment in Real Estate, Net	11,712,496,036
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	123
Units	34,960
Investment in Real Estate, Gross	5,956,652,833
Accumulated Depreciation	(1,572,940,666)
Investment in Real Estate, Net	4,383,712,167
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,898,368,701
Total Consolidated Investment in Real Estate [Member]
Overall summary of real estate and accumulated depreciation
Properties	401
Units	110,331
Investment in Real Estate, Gross	21,008,429,254
Accumulated Depreciation	(4,912,221,051)
Investment in Real Estate, Net	16,096,208,203
Investment in Real Estate Net	16,096,208,203
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,898,368,701
Changes in accumulated depreciation
Real Estate and Accumulated Depreciation, Initial Cost of Land	5,060,413,242
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,521,790,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,426,225,729
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,060,413,242
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,948,016,012
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	$ 21,008,429,254